Supplementary cash flow information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Schedule of Supplemental Cash Flow Elements [Line Items]
Original amount of debt converted	$ 584	[1]	$ 0	[1]	$ 0	[1]
Conversion of convertible bond into shares, net increase in equity (4)	615	[1]	0	[1]	0	[1]
Purchase of SFL Polaris, net increase in related party payables and net decrease in equity	13	[2]	0	[2]	0	[2]
Sale of non-controlling interest, increase in receivables	4	[3]	0	[3]	0	[3]
Dividend to non-controlling interests in VIEs	0	[4]	223	[4]	0	[4]
Dividend payable to related party	0	[5]	0	[5]	93	[5]
West Auriga
Schedule of Supplemental Cash Flow Elements [Line Items]
Disposal of West Auriga - consideration received as a loan note	100	[6]	0	[6]	0	[6]
West Vela
Schedule of Supplemental Cash Flow Elements [Line Items]
Deferred consideration receivable	74	[6]	0	[6]	0	[6]
Tender Rig Business
Schedule of Supplemental Cash Flow Elements [Line Items]
Deferred consideration receivable	0	[6]	145	[6]	0	[6]
Disposal of tender rig business - deferred consideration received in shares	0	[6]	416	[6]	0	[6]
Archer
Schedule of Supplemental Cash Flow Elements [Line Items]
Settled against existing related party loan	0	[7]	55	[7]	0	[7]
Asia Offshore Drilling
Schedule of Supplemental Cash Flow Elements [Line Items]
Settled against existing related party loan	$ 0	[8]	$ 67	[8]	$ 0	[8]

[1]	Conversion of convertible bonds in July 2014 - refer to Note 23 - Long term debt
[2]	Purchase of SFL Polaris from Ship Finance - refer to Note 35 - VIEs
[3]	Sale of interests in Seadrill Offshore Nigeria Limited and Seadrill Nigeria Operations Limited to Hiers Holding Limited - refer to Note 27 - Non-Controlling interests
[4]	Dividends declared by VIEs in 2013 to Ship Finance was settled against related party balances with Ship Finance - refer to Note 27 - Non-Controlling interests
[5]	Loan issued to Metrogas in 2012 - refer to Note 31 - Related party transactions
[6]	Disposals of the West Auriga, West Vela, in 2014 and the disposal of the tender rig business in 2013 - refer to Note 11 - Disposals of businesses
[7]	Private placement of Archer shares in February 2013 was settled against related party loan receivable - refer to Note 17 - Investments in associated companies
[8]	Private placement of AOD shares in March 2013 was settled against elated party loan receivable - refer to Note 17 - Investments in associated companies